SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIPS (Details)	12 Months Ended
Dec. 31, 2025
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Afficilate of non-controlling interest shareholder
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Afficilate of non-controlling interest shareholder
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO of Elong Power